Preferred Stock (Details) - USD ($)		3 Months Ended		12 Months Ended
		Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Class of Stock [Line Items]
Preferred Stock, Par or Stated Value Per Share (in dollars per share)		$ 0.0001		$ 0.0001	$ 0.0001
Share Price (in dollars per share)				$ 2.00
Issuance of stock, Gross Proceeds		$ 0	$ 571,323	$ 575,042	$ 3,713,872
Balance at December 31, 2014, Par Value (in value)		0	334	334
Stock dividend, Par Value (in value)				0
Balance at December 31, 2015, Par Value (in value)		$ 0		$ 0	334
Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Par or Stated Value Per Share (in dollars per share)		$ 0.0001		$ 0.0001
Additional Paid-in Capital [Member]
Class of Stock [Line Items]
Stock dividend, Par Value (in value)				$ 156,048
Balance at December 31, 2014, Additional paid in Capital	[1]	$ 0	$ 6,675,118	6,675,118	0
Issuance of stock, Additional Paid in Capital	[1],[2]			740,063	4,528,249
Stock dividend, Additional paid in Capital	[1]			156,048
Conversion of preferred stock, Additional paid in Capital	[1]			(7,571,229)	2,146,869	[2]
Balance at December 31, 2015, Additional paid in Capital	[1]			$ 0	$ 6,675,118
Preferred Stock [Member]
Class of Stock [Line Items]
Balance (in shares)		0	3,337,725	3,337,725	0
Issuance of stock	[2]			370,050	2,264,238
Stock dividend				78,040
Conversion of convertible debt	[2]				1,073,487
Conversion of preferred stock				(3,785,815)
Balance (in shares)				0	3,337,725
Preferred Stock, Par or Stated Value Per Share (in dollars per share)					$ 0
Share Price (in dollars per share)				$ 2.00	$ 0
Balance at December 31, 2014, Gross Proceeds		$ 0	$ 6,675,452	$ 6,675,452	$ 0
Issuance of stock, Gross Proceeds	[2]			740,100	4,528,476
Stock dividend, Gross Proceeds				(156,056)
Conversion of preferred stock, Gross Proceeds				(7,259,496)	2,146,976	[2]
Balance at December 31, 2015, Gross Proceeds				0	6,675,452
Balance at December 31, 2014, Par Value (in value)			$ 334	334	0
Issuance of stock, Par Value (in value)	[2]			37	227
Stock dividend, Par Value (in value)				8
Conversion of preferred stock, Par Value (in value)				$ (379)	107	[2]
Balance at December 31, 2015, Par Value (in value)					$ 334
Preferred Stock [Member] | Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Par or Stated Value Per Share (in dollars per share)				$ 0.0001	$ 0.0001	[2]
Share Price (in dollars per share)				2.00	2.00	[2]
Preferred Stock [Member] | Stock Dividend [Member]
Class of Stock [Line Items]
Preferred Stock, Par or Stated Value Per Share (in dollars per share)				0.0001
Share Price (in dollars per share)				2.00
Preferred Stock [Member] | Issuance of stock [Member]
Class of Stock [Line Items]
Preferred Stock, Par or Stated Value Per Share (in dollars per share)	[2]			0.0001	0.0001
Share Price (in dollars per share)	[2]			$ 2.00	$ 2.00

[1]	Activity does not include issuance costs, deferred financing, warrants portion of convertible debentures and stock options.
[2]	Shares issued contain an anti-dilution provision expiring upon the conversion to common stock.